Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 2,581	$ 3,649
Change in measurement of existing tax positions related to expiration of statute of limitations	(55)	(859)
Additions based on tax positions related to the current year	117	126
Additions based on tax positions related to prior years	752	(259)
Settlements	(149)
Foreign exchange difference in Canadian operations	44	(76)
Ending Balance	$ 3,290	$ 2,581